FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Details) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	$ 184,489.9		$ 200,025.6
Current	175,692.7	$ 5,600.7	192,202.7
Noncurrent	8,797.2	$ 280.5	7,822.9
Investments in debt instruments at FVTOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	171,736.6		187,359.9
Investments in debt instruments at FVTOCI | Corporate bonds
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	88,636.1		108,612.1
Investments in debt instruments at FVTOCI | Agency mortgage-backed securities
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	49,150.8		46,611.4
Investments in debt instruments at FVTOCI | Government bonds/Agency bonds
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	25,437.5		20,645.9
Investments in debt instruments at FVTOCI | Asset-backed securities
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	8,512.2		11,490.5
Investments in equity instruments at FVTOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	12,753.3		12,665.7
Investments in equity instruments at FVTOCI | Non-publicly traded equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	8,797.2		7,822.9
Investments in equity instruments at FVTOCI | Publicly traded stocks
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	$ 3,956.1		$ 4,842.8